Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Oct. 12, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Revenues:
Total revenues		$ 102,494	$ 73,250	$ 197,672	$ 351,843	$ 365,611
Operating expenses:
Costs of revenues		22,043	23,170	27,228	100,726	46,853
Content and software development		15,012	19,277	22,956	30,568	41,583
Selling and marketing		34,401	44,501	59,876	92,994	108,823
General and administrative		16,471	20,749	35,872	70,840	54,040
Amortization of intangible assets		46,492	36,231	23,735	89,049	59,087
Recapitalization and acquisition-related costs		6,641	15,346	30,857	19,587	16,473
Restructuring		(576)	1,916	840	3,575	1,755
Total operating expenses		140,484	161,190	401,498	407,339	649,954
Operating loss		(37,990)	(87,940)	(203,826)	(55,496)	(284,343)
Other (expense) income, net		(167)	662	1,397	(1,881)	(5,330)
Fair value adjustment of warrants	$ 7,400	900	2,900		17,441
Interest income		60	15	84	76	190
Interest expense		(16,763)	(19,868)	(168,255)	(23,190)	(429,489)
(Loss) income before (benefit from) provision for income taxes		(53,960)	(104,231)	2,990,651	(63,050)	(718,972)
(Benefit from) provision for income taxes		(3,521)	(14,477)	60,693	(4,304)	11,757
Net (loss) income		$ (49,264)	$ (93,722)	$ 2,764,012	$ (46,806)	$ (849,205)
(Loss) income per share:
Net loss per share - Basic				$ 27,612.51	$ (0.35)	$ (8,483.57)
Net loss per share - Diluted				$ 27,612.51	$ (0.35)	$ (8,483.57)
Weighted average common shares outstanding:
Ordinary - Basic				100,100	133,143,000	100,100
Weighted average common shares outstanding - Diluted				100,100	133,143,000	100,100